Note to Condensed Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Operating activities
Net income	$ 3,685	$ 2,794
Adjustments to reconcile net income to net cash generated from operating activities
Depreciation and amortization	1,312	1,133
Share-based compensation expense-share options and LTIP	1,933	1,946
Equity in earnings of equity investees, net of tax	(22,269)	(21,251)
Dividend received from equity investees	42,617	15,917
Unrealized currency translation (gain)/loss	(224)	791
Changes in income tax balances	(612)	76
Other non-cash operating activities	64	71
Changes in working capital
Accounts receivable-third parties	(2,699)	(2,560)
Other receivables, prepayments and deposits	(3,448)	736
Inventories	2,148	1,652
Accounts payable-third parties	(3,121)	3,582
Other payables, accruals and advance receipts	(4,320)	641
Amounts due from/due to related parties	4,965	3,773
Other changes in operating assets and liabilities	(609)	(246)
Total changes in working capital	(7,084)	7,578
Net cash generated from operating activities	$ 19,422	$ 9,055